Corporate debt (Tables)	3 Months Ended
Mar. 31, 2024
Corporate debt [Abstract]
Corporate debt
The breakdown of corporate debt as of March 31, 2024, and December 31, 2023, is as follows:

	Balance as of March 31,	Balance as of December 31,
	2024	2023
	($ in thousands)
Non-current	1,120,061	1,050,816
Current	53,619	34,022
Total Corporate Debt	1,173,680	1,084,838

Repayment schedule for corporate debt
The repayment schedule for the corporate debt as of March 31, 2024, is as follows:

	Remainder of 2024	Between January and March 2025	Between April and December 2025	2026	2027	2028	Total
	($ in thousands)
2017 Credit Facility	120	-	-	-	-	-	120
Revolving Credit Facility	799	-	144,524	-	-	-	145,323
Commercial Paper	41,859	-	-	-	-	-	41,859
2020 Green Private Placement	170	-	-	311,594	-	-	311,764
2020 Note Issuance Facility	-	-	-	-	149,085	-	149,085
Green Exchangeable Notes	958	-	110,788	-	-	-	111,746
Green Senior Notes	5,088	-	-	-	-	396,192	401,280
Other bank loans	3,210	1,415	3,216	2,237	1,605	820	12,503
Total	52,204	1,415	258,528	313,831	150,690	397,012	1,173,680

The repayment schedule for the corporate debt as of December 31, 2023, was as follows:

	2024	2025	2026	2027	2028	Total
	($ in thousands)
2017 Credit Facility	13	9,876	-	-	-	9,889
Revolving Credit Facility	261	54,427	-	-	-	54,688
Commercial Paper	25,691	-	-	-	-	25,691
2020 Green Private Placement	174	-	318,668	-	-	318,842
2020 Note Issuance Facility	-	-	-	152,356	-	152,356
Green Exchangeable Notes	2,108	110,020	-	-	-	112,128
Green Senior Note	963	-	-	-	395,964	396,927
Other bank Loans	4,812	4,736	2,288	1,642	839	14,317
Total	34,022	179,059	320,956	153,998	396,803	1,084,838